[front cover]

                               AMERICAN CENTURY
                              VARIABLE PORTFOLIOS
                               Semiannual Report

[graphic of men rowing]

[graphic of mountain chart]

VP Prime

June 30, 2002

[american century logo and text logo (reg. sm)]

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
JUNE 30, 2002 (UNAUDITED)

ASSETS

Investment security ($100,000 principal amount, U.S. Treasury Bills, 1.66%,
7/18/02)(1) at value (amortized cost and cost for
federal income tax purposes) .....................................   $  99,922
Cash .............................................................       4,266
                                                                   -------------
                                                                       104,188
                                                                   -------------
LIABILITIES
Accrued management fees (Note 2) ................................           51
                                                                   -------------
Net Assets ......................................................     $104,137
                                                                   =============
CAPITAL SHARES, $0.01 PAR VALUE
Authorized ......................................................  200,000,000
                                                                   =============
Outstanding .....................................................      104,137
                                                                   =============
Net Asset Value Per Share .......................................        $1.00
                                                                   =============
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) .........................     $104,137
                                                                   =============

(1)  The rate for the U.S. Treasury Bill is the yield to maturity at purchase.

                                          See Notes to Financial Statements
2     1-800-345-6488             See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest .........................................................       $841
                                                                   -------------

Expenses (Note 2):
Management fees ..................................................        300
Amount waived ....................................................       (146)
                                                                   -------------
  Net expenses ..................................................         154
                                                                   -------------

Net investment income ...........................................        $687
                                                                   =============

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      3

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2001

Increase in Net Assets

                                                     2002                2001
                                                     ----                ----
OPERATIONS
Net investment income ......................    $     687           $    3,450
                                              ----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .................         (687)              (3,450)
                                              ----------------    --------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..................           --              100,000
Proceeds from reinvestment of distributions         4,137                  --
                                              ----------------    --------------
Net increase in net assets from
capital share transactions .................        4,137              100,000
                                              -----------------   --------------
Net increase in net assets .................        4,137              100,000
NET ASSETS
Beginning of period ........................      100,000                   --
                                              -----------------   --------------
End of period ..............................     $104,137             $100,000
                                              =================   ==============
TRANSACTIONS IN SHARES OF THE FUND
Sold .......................................          --               100,000
Issued in reinvestment of distributions ....        4,137                   --
                                              -----------------   --------------
Net increase ...............................        4,137              100,000
                                              =================   ==============

                                               See Notes to Financial Statements
4          1-800-345-6488             See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------
JUNE 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Variable Portfolios II, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. VP Prime Money Market Fund
(the fund) is the sole fund issued by the corporation. The fund is diversified under the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier)
, U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons"
as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category
Fee range from 0.2570% and 0.3700% and the rates for the Complex Fee range from
0.2900% and 0.3100%. The management fee was voluntarily waived by ACIM from
December 26, 2000 through March 31, 2002.

    The effective annual management fee for the six months ended June 30, 2002 was 0.59% (before waiver) and 0.30% (after waiver).

    RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

    ACIM is the only shareholder invested in the fund. The original investment was made on December 26, 2000 and there has been no other activity in the fund other than reinvestment of distributions.

                                                  www.americancentury.com      5

VP Prime--Financial Highlights
--------------------------------------------------------------------------------

 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED DECEMBER 31, 2001
(EXCEPT AS NOTED)

                                                             2002(1)        2001
================================================================================
PER-SHARE DATA
Net Asset Value, Beginning of Period .....................   $1.00         $1.00
                                                           -----------   ----------
Income From Investment Operations
  Net Investment Income ..................................    0.01          0.03
                                                           -----------   -----------
Distributions
  From Net Investment Income .............................    0.01         (0.03)
                                                           -----------   -----------
Net Asset Value, End of Period ...........................   $1.00         $1.00
                                                           ===========   ===========
  Total Return(2) ........................................    0.67%         3.45%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(4) .....    0.30%(3)      0.00%
Ratio of Net Investment Income to Average Net Assets(4) ..    1.36%(3)      3.45%
Net Assets, End of Period (in thousands) .................       $104        $100

(1)  Six months ended June 30, 2002 (unaudited).
(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3)  Annualized.
(4)  ACIM voluntarily waived the management fee from December 26, 2000 through March 31, 2002. Had the fees not been waived, the annualized ratio of operating expenses to average net assets would have been 0.59% for both periods and the annualized ratio of net investment income to average net assets would have been 1.07% and 2.86% for the periods ended June 30, 2002 and December 31, 2001, respectively.

                                               See Notes to Financial Statements
6         1-800-345-6488              See Glossary for a Definition of the Table

Notes
--------------------------------------------------------------------------------

                                                  www.americancentury.com      7

[american century logo and text logo (reg. sm)]

P.O. BOX 419385
KANSAS CITY, MISSOURI 64141-6385

WWW.AMERICANCENTURY.COM

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES
1-800-345-6488

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

[graphic of men rowing]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

--------------------------------------------------------------------------------

0207                                American Century Investment Services, Inc.
SH-SAN-30122                    (c)2002 American Century Services Corporation